ING PARTNERS, INC.

ING Index Solution 2015 Portfolio	ING Solution 2030 Portfolio
ING Index Solution 2020 Portfolio	ING Solution 2035 Portfolio
ING Index Solution 2025 Portfolio	ING Solution 2040 Portfolio
ING Index Solution 2030 Portfolio	ING Solution 2045 Portfolio
ING Index Solution 2035 Portfolio	ING Solution 2050 Portfolio
ING Index Solution 2040 Portfolio	ING Solution 2055 Portfolio
ING Index Solution 2045 Portfolio	ING Solution Aggressive Portfolio
ING Index Solution 2050 Portfolio	ING Solution Balanced Portfolio
ING Index Solution 2055 Portfolio	ING Solution Conservative Portfolio
ING Index Solution Income Portfolio	ING Solution Income Portfolio
ING Solution 2015 Portfolio	ING Solution Moderately Aggressive Portfolio
ING Solution 2020 Portfolio	ING Solution Moderately Conservative Portfolio
ING Solution 2025 Portfolio

ING INVESTORS TRUST

ING American Funds World Allocation Portfolio

ING Retirement Conservative Portfolio

ING Retirement Growth Portfolio

ING Retirement Moderate Growth Portfolio

ING Retirement Moderate Portfolio

ING MUTUAL FUNDS

ING Diversified International Fund

ING BALANCED PORTFOLIO, INC.

ING Balanced Portfolio

ING SEPARATE PORTFOLIOS TRUST

ING Retirement Solution 2020 Fund

ING Retirement Solution 2025 Fund

ING Retirement Solution 2030 Fund

ING Retirement Solution 2035 Fund

ING Retirement Solution 2040 Fund

ING Retirement Solution 2045 Fund

ING Retirement Solution 2050 Fund

ING Retirement Solution 2055 Fund

ING Retirement Solution Income Fund

ING SERIES FUND, INC.

ING Capital Allocation Fund

ING Global Target Payment Fund

ING STRATEGIC ALLOCATION PORTFOLIOS, INC.

ING Strategic Allocation Conservative Portfolio

ING Strategic Allocation Growth Portfolio

ING Strategic Allocation Moderate Portfolio

Supplement dated August 29, 2013

to the current Prospectuses (each a “Prospectus” and collectively the “Prospectuses”)

for the above-referenced Funds and Portfolios

I.                Effective August 30, 2013, Heather Hackett is being removed as a portfolio manager of the below referenced Funds and Portfolios and Frank van Etten is being added as a portfolio manager of the below referenced Funds and Portfolios.  The Prospectuses are hereby revised as follows:

ING Index Solution 2015 Portfolio, ING Index Solution 2020 Portfolio, ING Index Solution 2025 Portfolio, ING Index Solution 2030 Portfolio, ING Index Solution 2035 Portfolio, ING Index Solution 2040 Portfolio, ING Index Solution 2045 Portfolio, ING Index Solution 2050 Portfolio, ING Index Solution 2055 Portfolio, ING Index Solution Income Portfolio, ING Retirement Solution 2020 Fund, ING Retirement Solution 2025 Fund, ING Retirement Solution 2030 Fund, ING Retirement Solution 2035 Fund, ING Retirement Solution 2040 Fund, ING Retirement Solution 2045 Fund, ING Retirement Solution 2050 Fund, ING Retirement Solution 2055 Fund, ING Retirement Solution Income Fund, ING Solution 2015 Portfolio, ING Solution 2020 Portfolio, ING Solution 2025 Portfolio, ING Solution 2030 Portfolio, ING Solution 2035 Portfolio, ING Solution 2040 Portfolio, ING Solution 2045 Portfolio, ING Solution 2050 Portfolio, ING Solution 2055 Portfolio, ING Solution Aggressive Portfolio, ING Solution Balanced Portfolio, ING Solution Conservative Portfolio, ING Solution Income Portfolio, ING Solution Moderately Aggressive Portfolio, and ING Solution Moderately Conservative Portfolio

A.            All references to Heather Hackett as a portfolio manager in each of the Prospectuses are hereby deleted in their entirety.

B.            Each sub-section entitled “Portfolio Management — Portfolio Managers” of the Prospectuses is hereby revised to include the following:

Frank van Etten

Portfolio Manager (since 08/13)

C.            The following paragraph is added to the sub-section entitled “Management of the Portfolios/Funds — ING Investment Management Co. LLC:”

Frank van Etten, Portfolio Manager, is Deputy Head of the Multi-Asset Strategies and Solutions group and manages the research and investment teams that design and implement investment products and solutions with asset allocation, manager selection and/or structured investment components. He joined ING Investment Management in 2002 as an investment manager of structured products.

II.           Effective August 30, 2013, Heather Hackett is being removed as a portfolio manager of the below referenced Funds and Portfolios and Derek Sasveld is being added as a portfolio manager of the below referenced Funds and Portfolios.  The Prospectuses are hereby revised as follows:

ING American Funds World Allocation Portfolio; ING Balanced Portfolio; ING Capital Allocation Fund; ING Retirement Conservative Portfolio, ING Retirement Growth Portfolio, ING Retirement Moderate Portfolio, ING Retirement Moderate Growth Portfolio, ING Strategic Allocation Conservative Portfolio; ING Strategic Allocation Growth Portfolio; ING Strategic Allocation Moderate Portfolio

D.            All references to Heather Hackett as a portfolio manager in each of the Prospectuses are hereby deleted in their entirety.

E.             Each sub-section entitled “Portfolio Management — Portfolio Managers” of the Prospectuses is hereby revised to include the following:

Derek Sasveld

Portfolio Manager (since 08/13)

F.              The following paragraph is added to the sub-section entitled “Management of the Portfolios/Fund — ING Investment Management Co. LLC:”

Derek Sasveld, CFA, Portfolio Manager, is Senior Vice President and Head of Asset Allocation within the Multi-Asset Strategies and Solutions Group and is responsible for tactical and strategic asset allocation decisions. Prior to joining ING IM in 2012, Mr. Sasveld was a Partner at Strategic Investment Group in Arlington, Virginia (2007 – 2012).

III.      Effective August 30, 2013, Heather Hackett is being removed as a committee member of ING Diversified International Fund and Derek Sasveld is being added as a committee member of the Fund.  The Prospectus is hereby revised as follows:

ING Diversified International Fund

G.            All references to Heather Hackett as a committee member in the Prospectuses are hereby deleted in their entirety.

H.           The sub-section entitled “Portfolio Management — Asset Allocation Committee” of the Prospectus is hereby revised to include the following:

Derek Sasveld

Committee Member (since 08/13)

I.                The following paragraph is added to the sub-section entitled “Management of the Fund — The Asset Allocation Committee:”

Derek Sasveld, CFA, Portfolio Manager, is Senior Vice President and Head of Asset Allocation within the Multi-Asset Strategies and Solutions Group and is responsible for tactical and strategic asset allocation decisions. Prior to joining ING IM in 2012, Mr. Sasveld was a Partner at Strategic Investment Group in Arlington, Virginia (2007 – 2012).

IV.       Effective August 30, 2013, Heather Hackett is being removed as a portfolio manager of ING Global Target Payment Fund and Frank van Etten and Derek Sasveld are being added as portfolio managers of the Fund.  The Prospectus is hereby revised as follows:

ING Global Target Payment Fund

J.                All references to Heather Hackett as a portfolio manager in the Prospectuses are hereby deleted in their entirety.

K.           The sub-section entitled “Portfolio Management — Portfolio Managers” of the Prospectuses is hereby revised to include the following:

Frank van Etten                                                                                                                                                        Derek Sasveld

Portfolio Manager (since 08/13)                                                                    Portfolio Manager (since 08/13)

L.             The following paragraphs are added to the sub-section entitled “Management of the Fund — ING Investment Management Co. LLC:”

Frank van Etten, Portfolio Manager, is Deputy Head of the Multi-Asset Strategies and Solutions group and manages the research and investment teams that design and implement investment products and solutions with asset allocation, manager selection and/or structured investment components. He joined ING Investment Management in 2002 as an investment manager of structured products.

Derek Sasveld, CFA, Portfolio Manager, is Senior Vice President and Head of Asset Allocation within the Multi-Asset Strategies and Solutions Group and is responsible for tactical and strategic asset allocation decisions. Prior to joining ING IM in 2012, Mr. Sasveld was a Partner at Strategic Investment Group in Arlington, Virginia (2007 – 2012).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING PARTNERS, INC.

ING Index Solution 2015 Portfolio	ING Solution 2030 Portfolio
ING Index Solution 2020 Portfolio	ING Solution 2035 Portfolio
ING Index Solution 2025 Portfolio	ING Solution 2040 Portfolio
ING Index Solution 2030 Portfolio	ING Solution 2045 Portfolio
ING Index Solution 2035 Portfolio	ING Solution 2050 Portfolio
ING Index Solution 2040 Portfolio	ING Solution 2055 Portfolio
ING Index Solution 2045 Portfolio	ING Solution Aggressive Portfolio
ING Index Solution 2050 Portfolio	ING Solution Balanced Portfolio
ING Index Solution 2055 Portfolio	ING Solution Conservative Portfolio
ING Index Solution Income Portfolio	ING Solution Income Portfolio
ING Solution 2015 Portfolio	ING Solution Moderately Aggressive Portfolio
ING Solution 2020 Portfolio	ING Solution Moderately Conservative Portfolio
ING Solution 2025 Portfolio

ING INVESTORS TRUST

ING American Funds World Allocation Portfolio

ING Retirement Conservative Portfolio

ING Retirement Growth Portfolio

ING Retirement Moderate Growth Portfolio

ING Retirement Moderate Portfolio

ING MUTUAL FUNDS

ING Diversified International Fund

ING BALANCED PORTFOLIO, INC.

ING Balanced Portfolio

ING SEPARATE PORTFOLIOS TRUST

ING Retirement Solution 2020 Fund

ING Retirement Solution 2025 Fund

ING Retirement Solution 2030 Fund

ING Retirement Solution 2035 Fund

ING Retirement Solution 2040 Fund

ING Retirement Solution 2045 Fund

ING Retirement Solution 2050 Fund

ING Retirement Solution 2055 Fund

ING Retirement Solution Income Fund

ING SERIES FUND, INC.

ING Capital Allocation Fund

ING Global Target Payment Fund

ING STRATEGIC ALLOCATION PORTFOLIOS, INC.

ING Strategic Allocation Conservative Portfolio

ING Strategic Allocation Growth Portfolio

ING Strategic Allocation Moderate Portfolio

Supplement dated August 29, 2013

to the current Statements of Additional Information (each a “SAI” and collectively the “SAIs”)

for the above-referenced Funds and Portfolios

I.                Effective August 30, 2013, Heather Hackett is being removed as a portfolio manager of the below referenced Funds and Portfolios and Frank van Etten is being added as a portfolio manager of the below referenced Funds and Portfolios.  The SAIs are hereby revised as follows:

ING Index Solution 2015 Portfolio, ING Index Solution 2020 Portfolio, ING Index Solution 2025 Portfolio, ING Index Solution 2030 Portfolio, ING Index Solution 2035 Portfolio, ING Index Solution 2040 Portfolio, ING Index Solution 2045 Portfolio, ING Index Solution 2050 Portfolio, ING Index Solution 2055 Portfolio, ING Index Solution Income Portfolio, ING Solution 2015 Portfolio, ING Solution 2020 Portfolio, ING Solution 2025 Portfolio, ING Solution 2030 Portfolio, ING Solution 2035 Portfolio, ING Solution 2040 Portfolio, ING Solution 2045 Portfolio, ING Solution 2050 Portfolio, ING Solution 2055 Portfolio, ING Solution Aggressive Portfolio, ING Solution Balanced Portfolio, ING Solution Conservative Portfolio, ING Solution Income Portfolio, ING Solution Moderately Aggressive Portfolio, and ING Solution Moderately Conservative Portfolio

A.            All references to Heather Hackett as a portfolio manager in each of the SAIs are hereby deleted in their entirety.

B.            The tables within the sub-sections entitled “Other Accounts Managed” and “Ownership of Securities” under the section entitled “Portfolio Managers” are hereby revised to include the following:

Other Accounts Managed:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Frank van Etten(1)	3	$849,437,362,000	0	$0	0	$0

(1)         As of July 31, 2013.

Ownership of Securities

Portfolio Manager	Dollar Range of Portfolio Shares Owned
Frank van Etten(1)	None

(1)         As of July 31, 2013.

ING Retirement Solution 2020 Fund, ING Retirement Solution 2025 Fund, ING Retirement Solution 2030 Fund, ING Retirement Solution 2035 Fund, ING Retirement Solution 2035 Fund, ING Retirement Solution 2040 Fund, ING Retirement Solution 2045 Fund, ING Retirement Solution 2050 Fund, ING Retirement Solution 2055 Fund, and ING Retirement Solution Income Fund

C.            All references to Heather Hackett as a portfolio manager in the SAI are hereby deleted in their entirety.

D.            The tables within the sub-sections entitled “Other Accounts Managed” and “Ownership of Securities” under the section entitled “Portfolio Managers” are hereby revised to include the following:

Other Accounts Managed:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Frank van Etten(2)	3	$849,437,362,000	0	$0	0	$0

(2)         As of July 31, 2013.

Ownership of Securities

Portfolio Manager	Funds	Dollar Range of Portfolio Shares Owned(1)
Frank van Etten(2)	ING Retirement Solution Income Fund ING Retirement Solution 2020 Fund ING Retirement Solution 2025 Fund	None None None

ING Retirement Solution 2030 Fund

ING Retirement Solution 2035 Fund

ING Retirement Solution 2040 Fund

ING Retirement Solution 2045 Fund

ING Retirement Solution 2050 Fund

ING Retirement Solution 2055 Fund

None None None None None None

(2)         As of July 31, 2013.

II.           Effective August 30, 2013, Heather Hackett is being removed as a portfolio manager of the below referenced Funds and Portfolios and Derek Sasveld is being added as a portfolio manager of the below referenced Funds and Portfolios.  The SAIs are hereby revised as follows:

ING Balanced Portfolio

E.             All references to Heather Hackett as a portfolio manager in the SAI are hereby deleted in their entirety.

F.              The tables entitled “Other Accounts Managed,” “Compensation,” and “Portfolio Manager Ownership of Securities” within the sub-section entitled “Portfolio Managers” are hereby revised to include the following:

Other Accounts Managed:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Derek Sasveld(3)	0	$0	0	$0	0	$0

(3)         As of July 31, 2012.

Compensation

Portfolio Manager	Applicable Benchmark
Derek Sasveld	S&P Target Risk Growth (ING Balanced Portfolio)

Ownership of Securities

Portfolio Manager	Portfolio	Dollar Range of Securities of Portfolio Owned
Derek Sasveld(1)	ING Balanced Portfolio	None

(1)         As of July 31, 2013.

ING American Funds World Allocation Portfolio, ING Retirement Conservative Portfolio, ING Retirement Growth Portfolio, ING Retirement Moderately Growth Portfolio, and ING Retirement Moderate Portfolio

G.            All references to Heather Hackett as a portfolio manager in the SAI are hereby deleted in their entirety.

H.           The tables entitled “Other Accounts Managed” and “Ownership of Securities” within the sub-section entitled “Portfolio Managers — ING American Funds World Allocation Portfolio, ING Global Perspectives Portfolio, and ING Retirement Portfolios” are hereby revised to include the following:

Other Accounts Managed:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Derek Sasveld(2)	0	$0	0	$0	0	$0

(2)         As of July 31, 2012.

Portfolio Managers Ownership of Securities

Portfolio Manager	Dollar Range of Portfolio Shares Owned
Derek Sasveld(1)	None

(1)         As of July 31, 2013.

ING Capital Allocation Fund

I.                All references to Heather Hackett as a portfolio manager in the SAI are hereby deleted in their entirety.

J.                The tables entitled “Other Accounts Managed” and “Portfolio Manager Ownership of Securities” within the sub-section entitled “Portfolio Managers” are hereby revised to include the following:

Other Accounts Managed:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Derek Sasveld(2)	0	$0	0	$0	0	$0

(2)         As of July 31, 2012.

Portfolio Manager Ownership of Securities

Portfolio Manager	Fund	Dollar Range of Fund Shares Owned
Derek Sasveld(1)	Capital Allocation	None

(1)         As of July 31, 2013.

ING Strategic Allocation Portfolios

K.           All references to Heather Hackett as a portfolio manager in the SAI are hereby deleted in their entirety.

L.             The tables entitled “Other Accounts Managed” and “Portfolio Manager Ownership of Securities” within the sub-section entitled “Portfolio Managers” are hereby revised to include the following:

Other Accounts Managed:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Derek Sasveld(2)	0	$0	0	$0	0	$0

(2)         As of July 31, 2012.

Portfolio Manager Ownership of Securities

Portfolio Manager	Portfolio	Dollar Range of Portfolio Shares Owned
Derek Sasveld(1)	ING Strategic Allocation Conservative ING Strategic Allocation Growth ING Strategic Allocation Moderate	None

(1)         As of July 31, 2013.

ING Diversified International Fund

M.         All references to Heather Hackett as a committee member in the SAI are hereby deleted in their entirety.

N.            The tables entitled “Other Accounts Managed” and “Asset Allocation Committee Members Ownership of Securities” within the sub-section entitled “Asset Allocation Committee” are hereby revised to include the following:

Other Accounts Managed:

Asset Allocation	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Committee Member	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Derek Sasveld(2)	0	$0	0	$0	0	$0

(2)         As of July 31, 2012.

Asset Allocation Committee Members Ownership of Securities

Asset Allocation Committee Member	Dollar Range of Fund Shares Owned
Derek Sasveld(1)	None

(1)         As of July 31, 2013.

Asset Allocation Committee Member	Dollar Range of Fund Shares Owned Under Deferred Compensation
Derek Sasveld(2)	None(1)

(2)         As of July 31, 2013.

III.      Effective August 30, 2013, Heather Hackett is being removed as a portfolio manager of ING Global Target Payment Fund and Derek Sasveld and Fran van Etten are being added as portfolio managers of the Fund.  The SAI is hereby revised as follows:

ING Global Target Payment Fund

O.            All references to Heather Hackett as a portfolio manager in the SAI are hereby deleted in their entirety.

P.              The tables entitled “Other Accounts Managed” and “Ownership of Securities” within the sub-section entitled “Portfolio Managers” are hereby revised to include the following:

Other Accounts Managed:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Frank van Etten(2)	3	$849,437,362,000	0	$0	0	$0
Derek Sasveld(2)	0	$0	0	$0	0	$0

(2)         As of July 31, 2012.

Ownership of Securities

Portfolio Manager	Dollar Range of Fund Shares Owned
Frank van Etten(1)
Derek Sasveld(1)	None

(1)         As of July 31, 2013.

Portfolio Manager	Dollar Range of Fund Shares Owned under Deferred Compensation
Frank van Etten(1)	None(2)
Derek Sasveld(1)	None(2)

(1)         As of July 31, 2013.

(2)         The portfolio manager was not able to participate as the implementation date of the deferred compensation plan preceded the portfolio manager’s date of hire.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE